Consolidated Statements of Operations and Other Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net income per ordinary share - basic and diluted	$ (2.99)	$ 4.47	$ 3.44
Weighted average number of ordinary shares outstanding—basic and diluted	1,831,632	1,432,532	1,400,000